SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basic and Diluted Net Income (Loss) per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For year ended December 31, 2020	For the Period from June 7, 2019 (Inception) through December 31, 2019
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest income	$2,110,990	$1,721,223
Unrealized gain on investments held in Trust Account	4,420	106,750
Net income	$2,115,410	$1,827,973
Denominator: Weighted Average Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	23,699,368	23,754,184
Basic and diluted net income per share	$0.09	$0.08

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(1,601,521)	$1,618,159
Net loss allocable to Ordinary shares subject to possible redemption	(2,115,410)	(1,827,973)
Non-Redeemable Net Loss	$(3,716,931)	$(209,814)
Denominator: Weighted Average Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding	7,550,632	7,111,079
Basic and diluted net loss per share	$(0.49)	$(0.03)